CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Series A preferred equity, units authorized	151,406	150,000
Series A preferred equity, units issued	151,406	150,000
Series A preferred equity, units outstanding	151,406
Class A units
Members' deficit, units authorized	18,769	18,769
Members' deficit, units issued	18,769	18,769
Members' deficit, units outstanding	18,769	18,769
Class B units
Members' deficit, units authorized	73,890	73,890
Members' deficit, units issued	73,890	73,890